UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number          811-4204
                                            --------

     PC&J Preservation Fund
     ----------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:          937-223-0600
                                                             ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:  June 30, 2011
                           -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

PC&J PRESERVATION
FUND

Semi-Annual Report to Shareholders
June 30, 2011

------

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS
JUNE 30, 2011
(UNAUDITED)




                                         PERCENT
                                          OF NET     PRINCIPAL
SECURITY                                  ASSETS       AMOUNT       VALUE
-------------------------------------    --------    ----------    --------
-------------------------------------

U.S. AGENCY OBLIGATIONS:

Maturity of 1 - 5  years:                    1.1%
 Federal Home Loan Bank
   5.625%, due 06-13-16                              $  125,000    $138,875

Maturity of 11 - 15  years:                  1.9
 Federal National Mtg Assn Step-Up 1
   2.250%, due 09-30-25                                 260,000     255,182

TOTAL U.S. AGENCY OBLIGATIONS
 (Cost $384,742)                             3.0                    394,057


U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year:                0.8
 Western Union
   5.400%, due 11-17-11                                 100,000     101,757

Maturity of 1 - 5 years:                    20.3
 Scholastic Corp.
   5.000%, due 04-15-13                                 125,000     125,937
 Arcelormittal
   5.375%, due 06-01-13                                 130,000     137,974
 Arcelormittal Sa Luxembourg 2
   5.375%, due 06-01-13                                  50,000      53,236
 Leucadia National Corp.
   7.000%, due 08-15-13                                 125,000     135,000
 Montpelier Re Holdings Ltd.
   6.125%, due 08-15-13                                 150,000     155,365
 Massey Energy Co.
   6.875%, due 12-15-13                                 100,000     101,719
 American Axle & Manufacturing Inc.
   5.250%, due 02-11-14                                 160,000     157,200
 Brinker International Inc.
   5.750%, due 06-01-14                                 155,000     164,525
 HSBC Finance Corp.
   6.000%, due 08-15-14                                 275,000     298,383
 Bear Stearns Cos. Inc.
   5.700%, due 11-15-14                                 162,000     178,354
 OGE Energy Corp.
   5.000%, due 11-15-14                                 250,000     272,420
 Hornbeck Offshore Services Inc.
   6.125%, due 12-01-14                                 100,000      99,500
 JPMorgan Floating Rate
   3.500%, due 05-01-15                                 150,000     149,622



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2011
(UNAUDITED)



                                              PERCENT
                                               OF NET     PRINCIPAL
SECURITY                                       ASSETS       AMOUNT        VALUE
------------------------------------------    --------    ----------    ----------
U.S. CORPORATE OBLIGATIONS (Cont'd):
------------------------------------------
 Nabisco Inc.
   7.550%, due 06-15-15                                   $  100,000    $  117,363
 Teck Cominco Ltd.
   5.375%, due 10-01-15                                      160,000       176,478
 Alltel Corp.
   7.000%, due 03-15-16                                      100,000       118,017
 Alliant Techsystems Inc.
   6.750%, due 04-01-16                                      110,000       113,300
 Boston Scientific Corp.
   6.400%, due 06-15-16                                      150,000       169,000

                                                                         2,723,393

Maturity of 6 - 10 years:                         9.9%
 Frontier Oil Corp.
   8.500%, due 09-15-16                                      125,000       133,750
 Peabody Energy Corp.
   7.375%, due 11-01-16                                      130,000       147,062
 Goldman Sachs Group Inc.
   5.625%, due 01-15-17                                      250,000       264,659
 Freeport-McMoran Copper & Gold
   8.375%, due 04-01-17                                      150,000       163,688
 Terex Corp.
   8.000%, due 11-15-17                                      250,000       256,250
 Merrill Lynch Co. Inc.
   6.500%, due 07-15-18                                      230,000       244,652
 Conoco Philips
   5.750%, due 02-01-19                                      100,000       114,923

                                                                         1,324,984

Maturity of 11 - 15 years:                        5.1
 General Electric Capital Corp. Step-Up 1
   5.50%%, due 10-28-21                                      200,000       196,208
 Dow Chemical Co.
   7.375%, due 03-01-23                                      200,000       234,017
 Morgan Stanley Curve Accrual 3
   8.375%, due 04-25-23                                      250,000       247,500

                                                                           677,725


TOTAL U.S. CORPORATE OBLIGATIONS
 (Cost $4,552,227)                               36.1                    4,827,859








See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2011
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS       AMOUNT        VALUE
----------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS 4:
----------------------------------------
Maturity of 1 - 5 years:                        5.3%
 New York State Housing Finance Agency
   4.810%, due 09-15-13                                 $   90,000    $   96,610
 Dayton, OH Taxable Bonds
   6.500%, due 11-01-13                                    150,000       150,000
 Nebraska Public Power District Revenue
   5.140%, due 01-01-14                                    310,000       338,579
 Michigan Finance Authority Revenue
   4.750%, due 11-01-15                                    125,000       129,730

                                                                         714,919


Maturity of 6 - 10 years:                       8.8
 Hazelwood MO Industrial Dev. Auth. Rev
   5.640%, due 02-01-18                                    150,000       153,658
 Maryland Heights MO Tax Incremnt Rev
   7.000%, due 09-01-18                                    200,000       205,654
 Portland OR Weekly Auction Notes 5, 6
   0.105%, due 06-01-19                                    100,000       100,000
 Hudson Cnty NJ Lease Revenue
   7.950%, due 09-01-19                                    300,000       300,093
 Cuyahoga County OH Economic Dev.
   5.000%, due 12-01-19                                    150,000       149,132
 Michigan State Refunding School Loan
   6.950%, due 11-01-20                                    110,000       122,483
 New York, NY General Obligation
   6.491%, due 03-01-21                                    125,000       142,650

                                                                       1,173,670


Maturity of 11 - 15 years:                      5.8
 Minneapolis & St. Paul Met. Gen. Oblig.
   6.850%, due 01-01-22                                    295,000       310,951
 San Bernadino Cnty CA Pension Oblig.
   6.020%, due 08-01-23                                    245,000       245,691
 Ohio State Dev. Assistance
   5.670%, due 10-01-23                                    100,000       102,481
 Pennsylvania Turnpike
   7.470%, due 06-01-25                                    100,000       107,844

                                                                         766,967








See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2011
(UNAUDITED)



                                           PERCENT
                                            OF NET     PRINCIPAL
SECURITY                                    ASSETS       AMOUNT        VALUE
---------------------------------------    --------    ----------    ----------
TAXABLE MUNICIPAL OBLIGATIONS
(Cont'd)
---------------------------------------
Maturity of 16 - 25 years:                     5.0%
 Lake County IL School District
   6.300%, due 01-01-27                                $  110,000    $  115,780
 Alameda Corridor Transit Authority CA
   6.600%, due 10-01-29                                   200,000       184,122
 Frisco TX COP
   6.375%, due 02-15-33                                   360,000       370,228

                                                                        670,130
                                                                     ----------


TOTAL TAXABLE MUNICIPAL
 OBLIGATIONS (Cost $3,270,262)                24.9                    3,325,686



TOTAL U.S. AGENCY, U.S. CORPORATE
  AND TAXABLE MUNICIPAL
       OBLIGATIONS
 (Cost $8,207,231)                            64.0                    8,547,602


MORTGAGE BACKED STRUCTURED
OBLIGATIONS:                                   3.5
 GNMA Remic Series 2010-76
   4.500%, due 07-19-12                                   125,085       125,492
 GNMA Remic Series 2010-17
   4.500%, due 07-15-13                                   169,872       170,283
 FNMA Remic Series 2011-49
   4.000%, due 06-25-41                                   165,342       171,273


TOTAL MORTGAGE BACKED
STRUCTURED OBLIGATIONS
 (Cost $462,366)                                                        467,048


LEASE ASSIGNMENTS:                             1.1
 Ford Motor Co. ESA Lease 3, 5
   12.524%, due 06-01-13                                  134,032       151,797


TOTAL LEASE ASSIGNMENTS
 (Cost $134,032)                                                        151,797







See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2011
(UNAUDITED)



                                            PERCENT
                                             OF NET     PRINCIPAL
SECURITY                                     ASSETS      AMOUNT         VALUE
----------------------------------------    --------    ---------    -----------
----------------------------------------

NON-CONVERTIBLE PREFERRED STOCK:                4.7%    SHARES
                                                        ---------
 Annaly Cap. Mgt. Inc. Pfd. A, 7.875%                       5,000    $   130,799
 FPL Group Cap. Tr. I Pfd., 5.875%                          5,300        132,871
 Georgia Power Cap. Tr. VII Pfd., 5.875%                    5,200        132,236
 Metlife Inc. Pfd. B, 6.500%                                5,200        130,000
 Powershares ETF Trust Finl. Pfd.                           5,900        106,377


TOTAL NON-CONVERTIBLE PREFERRED
STOCK (Cost $614,209)                                                    632,283



EXCHANGE TRADED DEBT:                           4.0     SHARES
                                                        ---------
 AT&T Inc. Senior Notes                                     5,000        133,750
   6.375%, due 02-15-56
 Comcast Corp. Notes                                        5,400        138,942
   6.625%, due 05-15-56
 General Elec. Cap. Corp. Pines                             5,000        126,650
   6.100%, due 11-15-32
 Metlife Inc. Senior Notes                                  5,175        133,049
   5.875%, due 11-21-33


TOTAL EXCHANGE TRADED DEBT
 (Cost $491,702)                                                         532,391


MUTUAL FUNDS:                                  16.4     SHARES
                                                        ---------
 Highland Floating Rate Opportunities A                    33,189        231,993
 Oppenheimer Sr. Floating Rate A                           42,352        353,643
 Templeton Income Global Bond A                            37,594        521,428
 First American Treasury Obligations                    1,088,568      1,088,568

TOTAL MUTUAL FUNDS
 (Cost $2,273,567)                                                     2,195,632


DIVERSIFIED STRATEGIES:                         6.3
 Deutsche Bank Commodity Booster
     Structured Note, due 02-17-12                        125,000        135,088
 Deutsche Bank Commodity Booster
     Structured Note, due 07-31-12                        125,000        125,000
 Pimco All Asset All Authority Fund                        32,900        354,664
 X-Alpha Call Warrants                                     22,500        230,850

TOTAL DIVERSIFIED STRATEGIES
 (Cost $824,438)                                                         845,602


TOTAL INVESTMENTS
 (Cost $13,007,545) 7                         100.0                   13,372,355



See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 2011
(UNAUDITED)



                                 PERCENT
                                  OF NET     PRINCIPAL
SECURITY                          ASSETS      AMOUNT         VALUE
-----------------------------    --------    ---------    -----------
-----------------------------

ASSETS LESS OTHER LIABILITIES        0.0%                 $     2,626


NET ASSETS                         100.0%                 $13,374,981






1 Interest rates listed for step-up bonds are the rates as of June 30, 2011.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $53,236, which is 0.4% of the Fund's net assets.
3 Security valued according to "good faith pricing" guidelines.  (See Note A)
4 Some municipal obligations have a credit enhancement feature which produces a credit quality comparable to that of a same-rated corporate bond.
5 Security has been deemed illiquid. At June 30, 2011, the aggregate amount of illiquid securities was $251,797, which is 1.9% of the Fund's net assets.
6 Variable interest rate. Interest rate listed is the rate as of June 30, 2011. 7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation (depreciation). (See Note D)

The following table presents securities held by PC&J Preservation Fund by industry sector as a percentage of net assets:


Consumer Discretionary    5.5%
Consumer Staple           0.9%
Energy                    4.5%
Financial                18.6%
Healthcare                1.3%
Industrials               2.8%
Information Technology    0.8%
Materials                 5.7%
Telecommunications        1.9%
Utilities                 4.0%
Other                    54.0%
                        ------
Total                   100.0%









See notes to financial statements.
----------------------------------

------

PC&J PRESERVATION FUND
----------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2011
(UNAUDITED)




ASSETS:
Investments in securities, at value
 (Cost basis - $13,007,545) (Notes A & D)                          $13,372,355
Receivables - Dividends and Interest                                   138,830
Receivables - Fund shares sold                                             946

Total assets                                                        13,512,131

LIABILITIES:
Accrued expenses (Note B)                                              (12,150)
Payables - Securities Purchased                                       (125,000)

Total liabilities                                                     (137,150)


NET ASSETS                                                         $13,374,981



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of period                                                 1,206,535
 Net increase  (Note C)                                                 16,092

 End of period                                                       1,222,627





NET ASSET VALUE, offering price and redemption price per share     $     10.94



NET ASSETS CONSIST OF:
 Paid in capital                                                   $13,057,330
 Net unrealized appreciation on investments                            364,810
 Undistributed net investment income                                   280,871
 Accumulated net realized loss on investments                         (328,030)

 Net Assets                                                        $13,374,981

















See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)




INVESTMENT INCOME (Note A):
 Interest                                                         $279,632
 Dividends                                                          67,703

Total investment income                                            347,335

EXPENSES (Note B):
 Investment advisory fee                                           (32,796)
 Management fee                                                    (39,355)

Total expenses                                                     (72,151)


NET INVESTMENT INCOME                                              275,184


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                   37,775
 Change in unrealized appreciation/depreciation of investments     106,289

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    144,064


NET INCREASE IN NET ASSETS FROM OPERATIONS                        $419,248




























See notes to financial statements.

PC&J PRESERVATION FUND
----------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                              For The Six Months       For the Year
                                                                                                    Ended                 Ended
                                                                                                June 30, 2011      December 31, 2010
                                                                                                 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                                                       $          275,184      $   568,350
 Net realized gain/(loss) on investments                                                                 37,775          (50,327)
 Change in unrealized appreciation/depreciation
      of investments                                                                                    106,289          409,626

Net increase in net assets from operations                                                              419,248          927,649

DECREASE IN NET ASSETS RESULTING FROM
DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                                                                                   0         (566,978)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)                                                                     168,853         (963,427)

Total increase (decrease) in net assets                                                                 588,101         (602,756)

NET ASSETS:
 Beginning of year                                                                                   12,786,880       13,389,636

 End of period                                                                               $       13,374,981      $12,786,880




UNDISTRIBUTED NET INVESTMENT INCOME                                                          $          280,871      $     5,687























See notes to financial statements.

------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

PC&J Preservation Fund (the "Fund") commenced operations on April 30, 1985, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is the generation of income and the preservation of capital.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange, including exchange traded debt and non-convertible preferred stock, are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market, including non-convertible preferred stock, are generally valued at the NASDAQ Official Closing Price. Mutual funds and closed end funds are valued at the net asset value of their shares on each business day. Fixed income securities, including U.S. agency obligations, U.S. corporate obligations, taxable municipal obligations, Government National Mortgage Association mortgage backed securities and warrants, are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when Parker Carlson & Johnson, Inc. (the "Adviser") believes such prices accurately reflect the fair value of such securities. These prices may be based on inputs such as dealer quotations, current trades and offerings, market movement and credit information. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued, or when unique investment structures have no widely adopted benchmarks, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees") (generally lease assignments). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on inputs such as a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, financial statements, cost at the date of purchase, and information as to any transactions or offers with respect to the security.

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 "Improving Disclosures about Fair Value Measurements". This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. During the current period, management adopted the disclosure requirements effective for the fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

There  were  no  transfers  in  and  out  of  Levels  1  and  2.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of June 30, 2011.




                                        Level 1     Level 2     Level 3     Total
Security Type                                   Investments in Securities ($000)
U.S. Agency Obligations                 $     -     $   394     $     -     $ 394
U.S. Corporate Obligations                    -       4,828           -     4,828
Taxable Municipal Obligations                 -       3,326           -     3,326
Mortgage Backed Structured Obligations        -         467           -       467
Lease Assignments                             -         152           -       152
Non-Convertible Preferred Stock             632           -           -       632
Exchange Traded Debt                        532           -           -       532
Mutual Funds                              2,196           -           -     2,196
Diversified Strategies                      355         490           -       845
Total                                   $ 3,715     $ 9,657     $     0   $13,372
                                        -------     -------     -------   -------

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)




                                                                          Measurements
                                                                Using Unobservable Inputs ($000)
                                                                           (Level 3)

                                                                           Securities
--------------------------------------------------------------

Beginning Balance December 31, 2010                                                               $0

Total gains or losses (realized/unrealized) included in
earnings                                                                                           0

Purchases                                                                                          0

Sales                                                                                              0

Issuances                                                                                          0

Settlements                                                                                        0

Return of capital                                                                                  0

Transfers in and/or out of Level 3                                                                 0

Ending Balance June 30, 2011                                                                      $0
The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still
held at the reporting date                                                                        $0
                                                                                                  ==



(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2010, the Fund has a capital loss carry forward of $365,805, of which $98,440 can be carried forward through 2011, $35,450 through 2012, $29,688 through 2013, $120,473 through 2014, $17,581 through 2015, $13,846 through 2017, and $50,327 through 2018. These losses can be used to offset future gains. The Regulated Investment Company Modernization Act of 2010 eliminates the eight-year limit on the use of capital loss carryforwards, effective for losses generated in the first taxable year after the date of enactment (December 22, 2010). See Note E for further disclosure regarding uncertain tax positions.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold, (trade date). All premiums and discounts are amortized or accreted for financial and tax reporting purposes using the effective interest rate method. Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

Dividend income is recorded on the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income. For tax purposes, paydown gains and losses are reclassified to realized gains and losses on investments. Net investment losses, if any, for tax purposes are reclassified to paid in capital.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is not known; however, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 0.5% of the daily net assets of the Fund. Investment advisory fees were $32,796 for the six months ended June 30, 2011.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $2,000 for the six months ended June 30, 2011.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $39,355 for the six months ended June 30, 2011.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.

C.  CAPITAL  SHARE  TRANSACTIONS



                                   For the Six Months Ended
                                         June 30, 2011                           For the Year Ended
                                          (Unaudited)                             December 31, 2010
                                   ------------------------                      -------------------

  ------------------------------
                                  Shares              Dollars               Shares                Dollars
                                  ------              -------               ------                -------
  Subscriptions                   79,294            $ 852,053              168,022            $ 1,804,164
  Reinvestment of distributions        0                    0               53,640                566,978
                                  79,294              852,053              221,662              2,371,142
                               ----------           ----------           ----------             ----------
  Redemptions                    (63,202)            (683,200)            (307,426)            (3,334,569)

  Net increase/(decrease)         16,092            $ 168,853              (85,764)           $  (963,427)

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)



D.  INVESTMENT  TRANSACTIONS

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the six months ended June 30, 2011, aggregated $1,287,438 and $1,510,839 (including principal paydowns of $130,551 and returns of capital of $10,052), respectively. There were no purchases and sales of long-term U.S. Government Securities for the six months ended June 30, 2011.

     At June 30, 2011, gross unrealized appreciation on investments was $589,506 and gross unrealized depreciation on investments was $224,696, for a net unrealized appreciation of $364,810 for financial reporting and federal income tax purposes.

E.  FEDERAL  TAX  DISCLOSURE

                      Tax Character of Distributions Paid


          For the Year Ended December 31, 2010                        For the Year Ended December 31, 2009
          -------------------------------------                       -------------------------------------

Ordinary Income     Capital Gains     Total Distribution     Ordinary Income     Capital Gains     Total Distribution
---------------     -------------     ------------------     ---------------     -------------     ------------------
$       566,978     $           -     $          566,978     $       577,711     $           -     $          577,711
===============     =============     ==================     ===============     =============     ==================





Tax Basis of Distributable Earnings
As of December 31, 2010

------------------------------------
------------------------------------

Undistributed Ordinary Income         Undistributed Accumulated Realized Losses    Unrealized Appreciation
------------------------------------  -------------------------------------------  -----------------------
$                       5,687         $                               (365,805)    $               258,521
====================================  ===========================================  =======================

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2007-2010) and has concluded that as of June 30, 2011 no provision for unrecognized tax benefits or expenses is required in these financial statements.


F. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of the financial statements and determined that no events have occurred that require disclosure.

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

G. RENEWAL OF INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between the Fund and the Adviser (the "Agreement") was renewed by the Board of Trustees at a meeting held on February 14, 2011. In determining whether to approve the Agreement, the Trustees reviewed the following: the nature of the Adviser's business; the performance of the Fund and the Adviser; the Adviser's personnel and operations; the nature, quality and extent of the investment advisory services provided by the Adviser to the Fund; the cost of the services and the profit to be realized by the Adviser; a comparison of the fees paid by other funds and accounts; and economies of scale and other benefits to the Fund and the Adviser.

The Trustees reviewed a description of the Adviser's business and a copy of the Adviser's most recent registration statement on Form ADV. The Trustees noted that the Fund is used as an investment vehicle for the Adviser's management clients, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services, at no additional cost, as the Adviser's non-Fund clients.

The representatives of the Adviser explained that understanding the nature of the Adviser's business is important in reviewing the Fund's performance and advisory fees. The Trustees also reviewed the Adviser's balance sheet dated as of December 31, 2010, and income statement for the year ended December 31, 2010, and concluded that the Adviser had adequate financial resources to provide the necessary services to the Fund. The Trustees also considered the services provided by Service Corp., a wholly owned subsidiary of the Adviser. The Adviser explained that Service Corp., the Fund's transfer agent, fund accountant, and dividend disbursing agent, was formed to provide transfer agency services to the Fund in a cost efficient manner. The Trustees reviewed Service Corp.'s balance sheet dated as of December 31, 2010, and income statement for the year ended December 31, 2010, and concluded that Service Corp. had adequate financial resources to provide the necessary services to the Fund.

Next, the Trustees reviewed the Adviser's personnel and operations. The organizational chart of all professional personnel performing services for the Fund was next reviewed, as well as a breakout of the amount of time spent on the Fund's activities as compared to the amount of time spent on other activities. Following this review, the Trustees concluded that the Adviser's personnel staffing was adequate to provide the necessary services to the Fund, and that the quality of the services provided by the Adviser to the Fund is excellent.

The Trustees compared the Fund's average total returns with comparable benchmarks. The Board reviewed with the Trustees the recent and long-term performance of the Fund, compared to benchmarks and funds of similar size and strategy, during the portfolio review earlier in the meeting. The Trustees noted that since the Fund's investment objective and strategy is not comparable to that of the Adviser's separately managed accounts, average total returns of the Fund and these accounts were not compared. The Trustees concluded that the performance of the Fund was acceptable based on this review.

The Trustees then turned their attention to the nature, quality and extent of the services provided to the Fund. In addition to reviewing the professional personnel involved in providing advisory services to the Fund, the Trustees (i) reviewed the Adviser's compliance programs, including the Adviser's practices for monitoring compliance with the Fund's investment limitations; (ii) the business background and experience of the Adviser's Chief Compliance Officer;
(iii) examinations of the Adviser by state or Federal regulators during the period since the last renewal of the Agreement; (iv) any material litigation or administrative actions involving the Adviser or its affiliates, of which there were none; and (v) the Adviser's currently effective Code of Ethics adopted earlier in this meeting pursuant to Rule 17j-1. The Trustees reviewed the certification from the Adviser that the employees of the Adviser have complied with the Adviser's Code of Ethics and that the Adviser has procedures in place to prevent violations of its Code of Ethics. The Trustees concluded that they were satisfied with the compliance programs of the Adviser. Based on the materials

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)



presented and their experiences with the Adviser, the Trustees concluded that the nature, quality and extent of the services provided by the Adviser in light of the objective and strategy of the Fund were consistent with the Board's expectations.

The Trustees also considered the cost to the Adviser and Service Corp. of providing the services and the profits realized by the Adviser and Service Corp. In reviewing the Adviser's profitability, the Trustees considered and reviewed the information in the Board materials which included the allocation of expenses to the Adviser, including the method of allocating indirect and overhead costs with respect to the Fund; a comparison of the Adviser's overall profitability with the profitability of other investment advisers; and material payments by the Fund to the Adviser, other than the fees paid pursuant to the Agreement. After this review, the Trustees concluded that the allocation of expenses was reasonable, the profitability of the Adviser consolidated with the profitability of Service Corp. was below the average of other investment advisers, and the service provider fees charged by Service Corp. were reasonable in light of the high level of services provided.

Next, the Trustees considered whether the compensation payable to the Adviser was reasonable in comparison to fees paid by other funds in the Fund's peer group and in absolute terms. In doing so, the Trustees reviewed (i) the current advisory fee schedule, actual dollar payments and any proposed changes; (ii) an advisory fee comparison with the advisory fee of similar sized funds; (iii) a comparison of advisory fees paid by the Fund under the Agreement with fees paid to the Adviser by other comparable accounts managed by the Adviser; and (iv) a comparison of the expense ratio of the Fund with the expense ratio of funds in the respective peer groups. The Trustees noted that the Adviser had informed the Trustees that, because of the nature of the relationship between the Adviser and the shareholder/clients, the level of service received by shareholders, in the Adviser's opinion, exceeded the "average service" provided by advisers to other mutual funds. The Board noted that the Adviser provides shareholder reporting tailored to specific client needs, provides performance and cost information, and makes the Fund's manager available for shareholder questions. The Board further noted that these services are embodied in the advisory fee. In addition, the Trustees considered that many of the smaller accounts invested in the Fund would be subject to a minimum fee if the Adviser managed the assets in a separate account, and these minimums would exceed the 0.5% advisory fees charged through the Fund. The Trustees noted that a better fee/expense comparison is total expenses paid by comparable funds, since the Fund's advisory fee is all-inclusive with no front-end, deferred or redemption fees. The Board acknowledged that the Fund's investment objective and strategy is not comparable to that of the Adviser's separately managed accounts, and consequently, a comparison of the advisory fees paid by the Fund to the fees paid by the Adviser's separately managed accounts is not particularly relevant. Based on the information presented, the Trustees concluded that the Adviser's fees were reasonable.

Next, the Trustees reviewed the economies of scale associated with managing the Fund, the appropriateness of fee breakpoints, and benefits that accrue to the Adviser as a result of its relationship with the Fund. The Trustees concluded that as the Fund grows, adding breakpoints to benefit from realized economies of scale could be appropriate, but that such considerations are not yet relevant due to the size of the Fund and no excessive profits. In addition, the Trustees concluded that investment analysis done on behalf of the Fund may benefit some of the Adviser's other accounts, but investment ideas utilized in other accounts also may benefit the Fund.

Finally, the Trustees reviewed the Adviser's practices for monitoring compliance. The Trustees noted that monthly tests are performed by the Adviser to ensure the Fund is in compliance with IRS and SEC diversification requirements. They further noted that the Adviser's Chief Compliance Officer is one of the founders of the Adviser and has been in the investment management business for more than 25 years, giving the Chief Compliance Officer an understanding of the functions and requirements from the ground up. The Board noted that the Adviser confirmed that there have been no examinations by state or Federal

PC&J PRESERVATION FUND
----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)



regulators since the last renewal a year ago, and that there is no material litigation or administrative actions involving the Adviser or Service Corp.

Based upon the information provided, the Board concluded that the fees paid, and to be paid, to the Adviser pursuant to the Agreement were reasonable, that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the renewal of the Agreement was in the best interest of the Fund's shareholders. Therefore, the Agreement was renewed for an additional one year term by the Trustees, including the Independent Trustees.

PC&J PRESERVATION FUND
----------------------

FINANCIAL  HIGHLIGHTS

The information contained in the table below for the years ended December 31, 2010, 2009, 2008, 2007, and 2006, has been derived from data contained in financial statements examined by Deloitte & Touche LLP, an independent registered public accounting firm. The information for the six months ended June 30, 2011, has been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.





                                         Period Ended
                                           June 30,                   Years Ended December 31,
Selected Data for Each Share of Capital      2011       2010        2009        2008        2007        2006
Stock Outstanding Throughout the Period  (Unaudited)
----------------------------------------

NET ASSET VALUE-BEGINNING OF PERIOD       $ 10.60     $ 10.36      $ 9.43     $ 10.48     $ 10.39     $ 10.52

Income from investment operations:
   Net investment income                     0.23        0.49        0.48        0.52        0.52        0.53
   Net realized and unrealized
      gain (loss) on securities              0.11        0.24        0.93       (1.05)       0.09       (0.12)

TOTAL FROM INVESTMENT OPERATIONS             0.34        0.73        1.41       (0.53)       0.61        0.41

Less distributions:
   From net investment income               (0.00)      (0.49)      (0.48)      (0.52)      (0.52)      (0.54)

TOTAL DISTRIBUTIONS                         (0.00)      (0.49)      (0.48)      (0.52)      (0.52)      (0.54)

NET ASSET VALUE-END OF PERIOD             $ 10.94     $ 10.60     $ 10.36     $  9.43     $ 10.48     $ 10.39


TOTAL RETURN                                 3.21%       7.08%      14.91%      (5.00%)      5.83%       3.86%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                  1.10%*      1.10%       1.10%       1.10%       1.10%       1.10%
   Net investment income                     4.20%*      4.18%       4.89%       4.96%       4.58%       4.49%

Portfolio turnover rate                     20.93%*     20.52%      22.50%      65.51%      31.76%       5.99%

Net assets at end of period (000's)       $13,375     $12,787     $13,990     $10,953     $12,078     $12,923














*  Annualized

See  notes  to  financial  statements.

PC&J PRESERVATION FUND
----------------------

ADDITIONAL INFORMATION
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2011) and held for the entire period through June 30, 2011.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                          Beginning Account   Ending Account
                                Value              Value        Expenses Paid
                           January 1, 2011     June 30, 2011   During Period*

Actual                    $         1,000.00  $      1,032.08  $          5.54

Hypothetical (5% return   $         1,000.00  $      1,019.34  $          5.51
before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

PC&J  PRESERVATION  FUND
------------------------

ADDITIONAL INFORMATION (Concluded)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
(UNAUDITED)

PORTFOLIO  CHARACTERISTICS




                                 % OF NET
TYPE OF SECURITY                  ASSETS
                                 ---------
-------------------------------


U.S. Agency Obligations               3.0%
U.S. Corporate Obligations           36.1
Taxable Municipal Obligations        24.9
Mortgage Backed Structured
Obligations                           3.5
Lease Assignments                     1.1
Non-Convertible Preferred Stock       4.7
Exchange Traded Debt                  4.0
Mutual Funds                         16.4
Diversified Strategies                6.3
Assets Less Other Liabilities         0.0
Total                               100.0%
                                 ---------







A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.   Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of July 19, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

                                   SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Preservation Fund
----------------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 11, 2011
         ---------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     August 11, 2011
         ---------------

By
/s/
---
     Kathleen Carlson, Treasurer

Date     August 11, 2011
         ---------------